[EATON VANCE LOGO]

                                                              [CALCULATOR PHOTO]

Semiannual Report June 30, 2002

                                                              [NYSE FLAG PHOTO]


                                   EATON VANCE
                                     SPECIAL
                                    EQUITIES
                                      FUND


[STOCK EXCHANGE PHOTO]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2002

INVESTMENT UPDATE

[PHOTO OF EDWARD E. (JACK) SMILEY, JR.]
Edward E. (Jack) Smiley, Jr.
Portfolio Manager

INVESTMENT ENVIRONMENT

- The U.S. economic recovery proceeded at a stubbornly slow pace during the six months ended June 30, 2002. Although housing remained fairly strong, worried consumers reined in their activities, while companies cut capital spending. GDP grew 1.1% in the second quarter of 2002, a rise from the 0.7% growth rate posted in the same quarter a year ago.

- Interest rates remained at historic lows. After lowering its Federal Funds rate by 475 basis points (4.75%) in 2001, the Federal Reserve maintained stable rates through the first half of 2002. While having earlier suggested that its next move would likely be to raise rates, the Fed suggested in August that the economy could weaken further, and could not rule out further cuts.

- The small-cap growth universe remained in a bear market. In addition to weak earnings, investor sentiment was depressed by the threat of terrorism and by troubling issues of corporate governance. On a more optimistic note, the market decline has set up what we believe are more reasonable valuations for many companies, as investors await an eventual recovery in the broad economy and corporate profits.

THE FUND

PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of -22.12% during the six months ended June 30, 2002.(1) This return resulted from a decrease in net asset value (NAV) per share to $4.05 on June 30, 2002 from $5.20 on December 31, 2001.

- The Fund's Class B shares had a total return of -22.44% during the same period.(1) This return resulted from a decrease in NAV to $9.40 on June 30, 2002 from $12.12 on December 31, 2001.

- The Fund's Class C shares had a total return of -22.33% during the same period.(1) This return resulted from a decrease in NAV to $6.54 from on June 30, 2002 from $8.42 on December 31, 2001.


MANAGEMENT DISCUSSION

- Obviously, we are disappointed with the Fund's negative first-half returns. Moreover, the Fund's performance reflected a trend in which growth stocks lagged far behind value stocks. Mirroring that trend, the Fund's peer Lipper Small-Cap Growth Fund Classification had a -16.21% average return for the six months ending June 30, 2002, well below the 4.41% average return of the Small-Cap Value Fund Classification.(2)

- The Fund's disappointing first-half performance was due in large measure to the weakness in software and biotechnology. While biotech's long-term prospects remain impressive, the near-term earnings outlook proved somewhat weaker than expected. Meanwhile, the software sector was significantly impacted by reduced capital spending in a weaker business climate. We reduced the Portfolio's weighting in this group.

- In a volatile market environment, oil and gas exploration companies held up well. The Portfolio had investments in Noble Energy, XTO Energy, and Newfield Exploration, which showed positive returns for the six-month period. The companies engage in a wide range of oil and gas exploration activities in the U.S. and abroad.

- Small-cap growth stocks have frequently underperformed during prolonged market declines. However, their relatively small size and flexibility has historically enabled these types of companies to re-establish their superior earnings momentum rapidly after the economy has reached a cyclical bottom. The Portfolio remains well diversified across industry sectors, which should help the Fund participate in an eventual recovery.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.


FUND INFORMATION
AS OF JUNE 30, 2002

PERFORMANCE(3)                    CLASS A       CLASS B       CLASS C
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                          -31.12%       -31.64%       -31.59%
Five Years                         -0.77         -1.60         -1.52
Ten Years                           5.33          N.A.          N.A.
Life of Fund+                       7.45          3.98          4.08

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                          -35.10%       -35.06%       -32.27%
Five Years                         -1.94         -1.90         -1.52
Ten Years                           4.71          N.A.          N.A.
Life of Fund+                       7.26          3.98          4.08

+Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94


TEN LARGEST HOLDINGS(4)
---------------------------------------------------------
Charles River Laboratories International, Inc.       1.9%
LifePoint Hospitals, Inc.                            1.7
Noble Energy, Inc.                                   1.7
Duane Reade, Inc.                                    1.6
PEC Solutions, Inc.                                  1.6
Affymetrix, Inc.                                     1.5
Lin TV Corp., Class A                                1.5
Swift Transportation Co., Inc.                       1.5
McClatchy Co., (The) Class A                         1.4
Varco International, Inc.                            1.4

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.

(2)  It is not possible to invest directly in an Index or a Lipper
     Classification.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. 1-year SEC return for Class C shares include a 1% CDSC.

(4) Based on market value. Ten largest holdings represent 15.8% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
------------------------------------------------------
Investment in Special Equities
   Portfolio, at value
   (identified cost, $62,127,478)         $ 63,669,708
Receivable for Fund shares sold                108,495
------------------------------------------------------
TOTAL ASSETS                              $ 63,778,203
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    117,625
Payable to affiliate for distribution
   and service fees                                514
Payable to affiliate for Trustees' fees            507
Accrued expenses                                79,807
------------------------------------------------------
TOTAL LIABILITIES                         $    198,453
------------------------------------------------------
NET ASSETS                                $ 63,579,750
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $ 97,219,426
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (34,681,444)
Accumulated net investment loss               (500,462)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          1,542,230
------------------------------------------------------
TOTAL                                     $ 63,579,750
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 52,192,634
SHARES OUTSTANDING                          12,892,209
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       4.05
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $4.05)       $       4.30
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $  6,213,617
SHARES OUTSTANDING                             660,846
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.40
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  5,173,499
SHARES OUTSTANDING                             791,600
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       6.54
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $1,762)              $     49,294
Interest allocated from Portfolio               44,952
Expenses allocated from Portfolio             (296,134)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (201,888)
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      1,043
Distribution and service fees
   Class A                                      76,094
   Class B                                      36,191
   Class C                                      27,200
Transfer and dividend disbursing agent
   fees                                         91,056
Registration fees                               30,171
Legal and accounting services                   14,012
Printing and postage                             9,595
Custodian fee                                    7,859
Miscellaneous                                    5,353
------------------------------------------------------
TOTAL EXPENSES                            $    298,574
------------------------------------------------------

NET INVESTMENT LOSS                       $   (500,462)
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (6,886,711)
   Foreign currency transactions                (1,107)
------------------------------------------------------
NET REALIZED LOSS                         $ (6,887,818)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(10,934,949)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(10,934,949)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(17,822,767)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(18,323,229)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (500,462) $      (1,002,074)
   Net realized loss                            (6,887,818)       (23,800,946)
   Net change in unrealized
      appreciation (depreciation)              (10,934,949)          (655,537)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (18,323,229) $     (25,458,557)
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                             $             --  $        (222,563)
      Class B                                           --            (11,098)
      Class C                                           --             (7,764)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $             --  $        (241,425)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     11,674,756  $      22,309,968
      Class B                                    1,104,472          2,858,294
      Class C                                    2,912,528          4,332,172
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                           --            204,214
      Class B                                           --              8,412
      Class C                                           --              4,414
   Cost of shares redeemed
      Class A                                  (13,153,360)       (21,133,700)
      Class B                                   (1,119,659)        (2,864,409)
      Class C                                   (1,669,773)        (2,251,940)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $       (251,036) $       3,467,425
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (18,574,265) $     (22,232,557)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     82,154,015  $     104,386,572
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     63,579,750  $      82,154,015
-----------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $       (500,462) $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                         CLASS A
                                  -------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -----------------------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999(1)        1998        1997
-----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 5.200           $ 6.850        $ 9.390       $  7.500      $ 6.990     $ 8.950
-----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.028)          $(0.058)       $(0.059)      $ (0.060)     $(0.055)    $(0.032)
Net realized and unrealized
   gain (loss)                         (1.122)           (1.575)        (0.500)         3.064        1.126       0.922
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.150)          $(1.633)       $(0.559)      $  3.004      $ 1.071     $ 0.890
-----------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------
From net realized gain                $    --           $(0.017)       $(1.981)      $ (1.114)     $(0.561)    $(2.850)
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $(0.017)       $(1.981)      $ (1.114)     $(0.561)    $(2.850)
-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 4.050           $ 5.200        $ 6.850       $  9.390      $ 7.500     $ 6.990
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        (22.12)%          (23.83)%        (9.15)%        42.30%       15.82%      14.18%
-----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $52,193           $68,770        $89,183       $100,009      $73,896     $73,144
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.49%(4)          1.29%          1.18%          1.21%        1.23%       1.12%
   Net investment loss                  (1.23)%(4)        (1.07)%        (0.66)%        (0.77)%      (0.76)%     (0.46)%
Portfolio Turnover of the
   Portfolio                              102%               92%           136%           103%         116%        156%
-----------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   CLASS B
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -----------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999(1)        1998
-----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $12.120           $16.050        $19.670        $14.820      $13.320
-----------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.107)          $(0.230)       $(0.286)       $(0.245)     $(0.162)
Net realized and unrealized
   gain (loss)                         (2.613)           (3.683)        (1.353)         6.209        2.223
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(2.720)          $(3.913)       $(1.639)       $ 5.964      $ 2.061
-----------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------
From net realized gain                $    --           $(0.017)       $(1.981)       $(1.114)     $(0.561)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $(0.017)       $(1.981)       $(1.114)     $(0.561)
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.400           $12.120        $16.050        $19.670      $14.820
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        (22.44)%          (24.38)%        (9.90)%        41.36%       15.74%
-----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 6,214           $ 8,046        $10,753        $ 6,508      $ 3,946
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           2.24%(4)          2.04%          1.98%          2.01%        2.09%
   Net investment loss                  (1.98)%(4)        (1.82)%        (1.46)%        (1.57)%      (1.25)%
Portfolio Turnover of the
   Portfolio                              102%               92%           136%           103%         116%
-----------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   CLASS C
                                  -------------------------------------------------------------------------
                                  SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -----------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999(1)        1998
-----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.420           $11.160        $14.220        $11.000      $ 9.960
-----------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.074)          $(0.158)       $(0.202)       $(0.183)     $(0.241)
Net realized and unrealized
   gain (loss)                         (1.806)           (2.565)        (0.877)         4.517        1.842
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.880)          $(2.723)       $(1.079)       $ 4.334      $ 1.601
-----------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------
From net realized gain                $    --           $(0.017)       $(1.981)       $(1.114)     $(0.561)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $(0.017)       $(1.981)       $(1.114)     $(0.561)
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 6.540           $ 8.420        $11.160        $14.220      $11.000
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        (22.33)%          (24.40)%        (9.74)%        40.90%       16.44%
-----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 5,173           $ 5,338        $ 4,451        $ 1,219      $   709
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           2.24%(4)          2.04%          2.01%          2.04%        2.11%
   Net investment loss                  (1.98)%(4)        (1.83)%        (1.49)%        (1.61)%      (1.24)%
Portfolio Turnover of the
   Portfolio                              102%               92%           136%           103%         116%
-----------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Special Equities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares:
   Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Special Equities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $23,032,370 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009. At December 31, 2001, net capital losses of $3,867,564 attributable to security transactions incurred after October 31, 2001 are treated as arising on the first day of the Fund's current taxable year.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to make a distribution at least annually of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually substantially all of the net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2002     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                            2,443,616             4,039,950
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            --                40,437
    Redemptions                                     (2,784,666)           (3,862,823)
    --------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (341,050)              217,564
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2002     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                              100,971               228,048
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            --                   702
    Redemptions                                       (104,226)             (234,759)
    --------------------------------------------------------------------------------
    NET DECREASE                                        (3,255)               (6,009)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2002     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2001
    --------------------------------------------------------------------------------
    Sales                                              381,630               481,425
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            --                   534
    Redemptions                                       (224,068)             (246,819)
    --------------------------------------------------------------------------------
    NET INCREASE                                       157,562               235,140
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,993 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $27,143 and $20,400 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2002, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2002, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $341,000 and $983,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2002 amounted to $76,094, $9,048, and $6,800 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $10,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $15,753,998 and $16,921,815, respectively, for the six months ended June 30, 2002.

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.4%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 0.2%
----------------------------------------------------------------------
Getty Images, Inc.(1)                           7,000      $   152,390
----------------------------------------------------------------------
                                                           $   152,390
----------------------------------------------------------------------
Auto and Parts -- 2.3%
----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                    12,000      $   654,120
Gentex Corp.(1)                                 5,000          137,350
O'Reilly Automotive, Inc.(1)                   25,000          689,000
----------------------------------------------------------------------
                                                           $ 1,480,470
----------------------------------------------------------------------
Banks -- 1.6%
----------------------------------------------------------------------
Corus Bankshares, Inc.                         12,000      $   551,028
CVB Financial Corp.                            20,000          454,200
----------------------------------------------------------------------
                                                           $ 1,005,228
----------------------------------------------------------------------
Broadcasting and Radio -- 4.3%
----------------------------------------------------------------------
Cox Radio, Inc.(1)                             24,200      $   583,220
Cumulus Media, Inc., Class A(1)                26,700          367,926
Entercom Communications Corp.(1)               18,000          826,200
Lin TV Corp., Class A(1)                       35,000          946,400
----------------------------------------------------------------------
                                                           $ 2,723,746
----------------------------------------------------------------------
Business Services -- 7.6%
----------------------------------------------------------------------
Corporate Executive Board Co.(1)               13,000      $   445,250
Fair, Isaac and Co., Inc.                      24,000          788,880
Heidrick and Struggles International,
Inc.(1)                                        23,000          459,310
Hewitt Associates, Inc., Class A(1)            15,600          365,040
Hotels.com, Class A(1)                         13,300          561,659
Insight Enterprises, Inc.(1)                   25,000          629,750
Iron Mountain, Inc.(1)                         10,000          308,500
On Assignment, Inc.(1)                         19,000          338,200
Pegasus Solutions, Inc.(1)                     25,000          437,500
United Stationers, Inc.(1)                     17,000          516,800
----------------------------------------------------------------------
                                                           $ 4,850,889
----------------------------------------------------------------------
Communications Equipment -- 1.4%
----------------------------------------------------------------------
Bell Microproducts, Inc.(1)                    45,000      $   362,250
Newport Corp.(1)                               18,000          281,880
Tekelec(1)                                     33,000          264,990
----------------------------------------------------------------------
                                                           $   909,120
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Services -- 0.0%
----------------------------------------------------------------------
Pivotal Corp.(1)                               10,000      $    38,500
----------------------------------------------------------------------
                                                           $    38,500
----------------------------------------------------------------------
Computer Software -- 3.2%
----------------------------------------------------------------------
Activision, Inc.(1)                            10,000      $   290,600
Mercury Interactive Corp.(1)                    7,000          160,720
Retek, Inc.(1)                                 34,075          828,022
SERENA Software, Inc.(1)                       22,000          301,341
THQ, Inc.(1)                                   15,500          462,210
----------------------------------------------------------------------
                                                           $ 2,042,893
----------------------------------------------------------------------
Education -- 2.1%
----------------------------------------------------------------------
Career Education Corp.(1)                      13,000      $   585,000
Corinthian Colleges, Inc.(1)                   21,600          732,024
----------------------------------------------------------------------
                                                           $ 1,317,024
----------------------------------------------------------------------
Electronics - Instruments -- 1.2%
----------------------------------------------------------------------
Benchmark Electronics, Inc.(1)                  5,700      $   165,300
FLIR Systems, Inc.(1)                          12,000          503,640
Keithley Instruments, Inc.                      7,000          101,080
----------------------------------------------------------------------
                                                           $   770,020
----------------------------------------------------------------------
Electronics - Semiconductors -- 3.7%
----------------------------------------------------------------------
Advanced Energy Industries, Inc.(1)             7,000      $   155,260
Cree, Inc.(1)                                  27,500          363,825
Exar Corp.(1)                                  38,000          749,360
Pericom Semiconductor Corp.(1)                 15,000          173,850
Silicon Laboratories, Inc.(1)                  21,000          587,790
Zoran Corp.(1)                                 14,700          336,777
----------------------------------------------------------------------
                                                           $ 2,366,862
----------------------------------------------------------------------
Energy Services -- 0.3%
----------------------------------------------------------------------
AstroPower, Inc.(1)                             9,000      $   176,760
----------------------------------------------------------------------
                                                           $   176,760
----------------------------------------------------------------------
Food - Wholesale / Distribution -- 1.1%
----------------------------------------------------------------------
Performance Food Group Co.(1)                  20,000      $   677,200
----------------------------------------------------------------------
                                                           $   677,200
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Forest Products -- 1.0%
----------------------------------------------------------------------
Rayonier, Inc.                                 13,000      $   638,690
----------------------------------------------------------------------
                                                           $   638,690
----------------------------------------------------------------------
Gaming -- 0.2%
----------------------------------------------------------------------
Park Place Entertainment Corp.(1)              10,000      $   102,500
----------------------------------------------------------------------
                                                           $   102,500
----------------------------------------------------------------------
Health Services -- 6.7%
----------------------------------------------------------------------
Accredo Health, Inc.(1)                        18,000      $   830,520
AmeriPath, Inc.(1)                              6,000          134,580
LifePoint Hospitals, Inc.(1)                   30,000        1,089,300
MedQuist, Inc.(1)                              32,855          874,600
Province Healthcare Co.(1)                     38,000          849,680
Renal Care Group, Inc.(1)                      15,000          467,250
----------------------------------------------------------------------
                                                           $ 4,245,930
----------------------------------------------------------------------
Information Services -- 7.1%
----------------------------------------------------------------------
Acxiom Corp.(1)                                50,000      $   874,500
BISYS Group, Inc. (The)(1)                     15,000          499,500
CACI International, Inc., Class A(1)           20,000          763,800
Identix, Inc.(1)                               67,180          490,347
Keane, Inc.(1)                                 25,000          310,000
MICROS Systems, Inc.(1)                        22,000          609,620
PEC Solutions, Inc.(1)                         41,800          999,856
----------------------------------------------------------------------
                                                           $ 4,547,623
----------------------------------------------------------------------
Internet - Software -- 1.1%
----------------------------------------------------------------------
Network Associates, Inc.(1)                    12,000      $   231,240
TIBCO Software, Inc.(1)                        85,000          472,600
----------------------------------------------------------------------
                                                           $   703,840
----------------------------------------------------------------------
Internet Services -- 2.2%
----------------------------------------------------------------------
Alloy, Inc.(1)                                 28,000      $   404,320
Overture Services, Inc.(1)                     10,000          244,000
Websense, Inc.(1)                              29,000          741,530
----------------------------------------------------------------------
                                                           $ 1,389,850
----------------------------------------------------------------------
Investment Services -- 1.4%
----------------------------------------------------------------------
Federal Agricultural Mortgage Corp.(1)         14,000      $   373,800
Waddell & Reed Financial, Inc., Class A        23,000          527,160
----------------------------------------------------------------------
                                                           $   900,960
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Manufacturing -- 0.8%
----------------------------------------------------------------------
Roper Industries, Inc.                         14,000      $   522,200
----------------------------------------------------------------------
                                                           $   522,200
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 6.3%
----------------------------------------------------------------------
Abgenix, Inc.(1)                               20,000      $   196,000
Adolor Corp.(1)                                12,000          135,120
Affymetrix, Inc.(1)                            40,000          959,600
Cephalon, Inc.(1)                               2,000           90,400
Charles River Laboratories
International, Inc.(1)                         35,000        1,226,750
deCode Genetics, Inc.(1)                       50,000          234,000
Neurocrine Biosciences, Inc.(1)                 3,300           94,545
Sepracor, Inc.(1)                              10,000           95,500
Tanox, Inc.(1)                                 20,000          216,600
Transkaryotic Therapies, Inc.(1)               18,000          648,900
XOMA Ltd.(1)                                   25,000           99,750
----------------------------------------------------------------------
                                                           $ 3,997,165
----------------------------------------------------------------------
Medical Products -- 2.7%
----------------------------------------------------------------------
Aradigm Corp.(1)                               31,000      $   135,253
Closure Medical Corp.(1)                       13,100          183,400
Diagnostic Products Corp.                       8,000          296,000
Given Imaging Ltd.(1)                          25,000          300,000
Resmed, Inc.(1)                                11,000          323,400
Thoratec Corp.(1)                              25,931          233,120
Wright Medical Group, Inc.(1)                  13,000          262,080
----------------------------------------------------------------------
                                                           $ 1,733,253
----------------------------------------------------------------------
Medical Services -- 1.9%
----------------------------------------------------------------------
Dianon Systems, Inc.(1)                         7,000      $   373,940
Stericycle, Inc.(1)                            24,000          849,840
----------------------------------------------------------------------
                                                           $ 1,223,780
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.3%
----------------------------------------------------------------------
Hanover Compressor Co.(1)                      41,000      $   553,500
Varco International, Inc.(1)                   50,950          893,663
----------------------------------------------------------------------
                                                           $ 1,447,163
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 7.0%
----------------------------------------------------------------------
Clayton Williams Energy, Inc.(1)               35,000      $   406,000
Hydril Co.(1)                                   9,600          257,280
Newfield Exploration Co.(1)                    17,900          665,343
Noble Energy, Inc.                             30,000        1,081,500

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
----------------------------------------------------------------------
Quicksilver Resources, Inc.(1)                 15,000      $   387,750
Spinnaker Exploration Co.(1)                   13,000          468,260
Ultra Petroleum Corp.(1)                       60,000          455,400
XTO Energy, Inc.                               35,000          721,000
----------------------------------------------------------------------
                                                           $ 4,442,533
----------------------------------------------------------------------
Publishing -- 1.4%
----------------------------------------------------------------------
McClatchy Co., (The) Class A                   14,000      $   899,500
----------------------------------------------------------------------
                                                           $   899,500
----------------------------------------------------------------------
Retail -- 1.1%
----------------------------------------------------------------------
GameStop Corp.(1)                              33,000      $   692,670
----------------------------------------------------------------------
                                                           $   692,670
----------------------------------------------------------------------
Retail - Food and Drug -- 3.6%
----------------------------------------------------------------------
Duane Reade, Inc.(1)                           30,000      $ 1,021,500
Flowers Foods, Inc.(1)                         30,000          775,500
Whole Foods Market, Inc.(1)                    10,000          482,200
----------------------------------------------------------------------
                                                           $ 2,279,200
----------------------------------------------------------------------
Retail - Restaurants -- 3.7%
----------------------------------------------------------------------
AFC Enterprises, Inc.(1)                       22,000      $   687,500
Applebee's International, Inc.                 34,500          785,220
Cheesecake Factory, Inc. (The)(1)               9,000          319,320
Sonic Corp.(1)                                 17,500          549,675
----------------------------------------------------------------------
                                                           $ 2,341,715
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.4%
----------------------------------------------------------------------
99 Cents Only Stores(1)                        17,133      $   439,461
AnnTaylor Stores Corp.(1)                      14,000          355,460
Hot Topic, Inc.(1)                             33,000          881,430
Pacific Sunwear of California, Inc.(1)         30,000          665,100
Yankee Candle Co., Inc.(1)                     17,000          460,530
----------------------------------------------------------------------
                                                           $ 2,801,981
----------------------------------------------------------------------
Semiconductor Equipment -- 2.9%
----------------------------------------------------------------------
Brooks-PRI Automation, Inc.(1)                  5,000      $   127,800
Cabot Microelectronics Corp.(1)                10,000          431,600
CoorsTek, Inc.(1)                               7,000          216,370
Rudolph Technologies, Inc.(1)                  17,000          423,810
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Semiconductor Equipment (continued)
----------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc.(1)                            19,000      $   644,670
----------------------------------------------------------------------
                                                           $ 1,844,250
----------------------------------------------------------------------
Software Services -- 2.7%
----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)              70,000      $   432,600
FileNET Corp.(1)                               10,000          145,000
J.D. Edwards & Co.(1)                          53,000          643,950
Manhattan Associates, Inc.(1)                  16,200          520,992
----------------------------------------------------------------------
                                                           $ 1,742,542
----------------------------------------------------------------------
Telecommunications - Services -- 2.4%
----------------------------------------------------------------------
Catapult Communications Corp.(1)               41,000      $   896,711
Crown Castle International Corp.(1)            72,400          284,532
DSP Group, Inc.(1)                             10,600          207,760
Tollgrade Communications, Inc.(1)               9,700          142,299
----------------------------------------------------------------------
                                                           $ 1,531,302
----------------------------------------------------------------------
Transportation -- 1.5%
----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)              40,000      $   932,000
----------------------------------------------------------------------
                                                           $   932,000
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $57,929,519)                           $59,471,749
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 8.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Discount Note, 1.88%, 7/1/02                  $ 5,128      $ 5,127,991
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $5,127,991)                         $ 5,127,991
----------------------------------------------------------------------
Total Investments -- 101.5%
   (identified cost $63,057,510)                           $64,599,740
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.5)%                   $  (930,013)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $63,669,727
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $63,057,510)                           $64,599,740
Cash                                            8,032
Receivable for investments sold             1,194,924
Dividends receivable                            9,092
Prepaid expenses                                  318
-----------------------------------------------------
TOTAL ASSETS                              $65,812,106
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 2,111,948
Payable to affiliate for Trustees' fees         1,864
Accrued expenses                               28,567
-----------------------------------------------------
TOTAL LIABILITIES                         $ 2,142,379
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $63,669,727
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $62,127,497
Net unrealized appreciation (computed on
   the basis of identified cost)            1,542,230
-----------------------------------------------------
TOTAL                                     $63,669,727
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $1,762)  $     49,294
Interest                                        44,952
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $     94,246
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    229,737
Trustees' fees and expenses                      3,714
Custodian fee                                   43,708
Legal and accounting services                   16,263
Miscellaneous                                    2,713
------------------------------------------------------
TOTAL EXPENSES                            $    296,135
------------------------------------------------------

NET INVESTMENT LOSS                       $   (201,889)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (6,886,715)
   Foreign currency transactions                (1,106)
------------------------------------------------------
NET REALIZED LOSS                         $ (6,887,821)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(10,934,950)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(10,934,950)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(17,822,771)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(18,024,660)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (201,889) $        (452,055)
   Net realized loss                            (6,887,821)       (23,800,953)
   Net change in unrealized
      appreciation (depreciation)              (10,934,950)          (655,537)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (18,024,660) $     (24,908,545)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     15,753,998  $      29,727,414
   Withdrawals                                 (16,921,815)       (26,385,516)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     (1,167,817) $       3,341,898
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (19,192,477) $     (21,566,647)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     82,862,204  $     104,428,851
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     63,669,727  $      82,862,204
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       ----------------------------------------------------------
                                  (UNAUDITED)           2001        2000         1999         1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.81%(1)        0.75%        0.74%        0.76%       0.76%       0.75%
   Net investment loss                  (0.55)%(1)      (0.53)%      (0.23)%      (0.32)%     (0.26)%     (0.10)%
Portfolio Turnover                        102%             92%         136%         103%        116%        156%
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                          (21.83)%        (23.40)%         --           --          --          --
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $63,670         $82,862     $104,429     $107,823     $78,750     $77,969
----------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to provide growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For six months ended June 30, 2002, $43 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned

SPECIAL EQUITIES PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2002, the fee amounted to $229,737. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $70,877,301 and $71,984,104, respectively, for the six months ended June 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $63,057,510
    -----------------------------------------------------
    Gross unrealized appreciation             $ 6,278,057
    Gross unrealized depreciation              (4,735,827)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,542,230
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2002.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE SPECIAL EQUITIES FUND

Officers

James B. Hawkes
President and Trustee

Duke Laflamme
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

SPECIAL EQUITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF SPECIAL EQUITIES PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, Ma 02109

ADMINISTRATOR OF EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, Ma 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, Ma 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, Ma 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.o. Box 9653
Providence, Ri  02940-9653
(800) 262-1122


                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.


                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.



        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122


EATON VANCE SPECIAL EQUITIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

172-8/02                                                                   SESRC